Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Jun. 30, 2019	May 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation			$ 296,207
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year			245,605
Unrecorded Unconditional Purchase Obligation, Due within Two Years			9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years			27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years			13,678
Product Liability Contingency, Third Party Recovery		$ 45,000	44,890	$ 0
Equity Method Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation			241,189
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year			241,189
Unrecorded Unconditional Purchase Obligation, Due within Two Years			0
Unrecorded Unconditional Purchase Obligation, Due within Three Years			0
Unrecorded Unconditional Purchase Obligation, Due within Four Years			0
Equity Method Investments [Member] | Supply Commitment [Member] | Asset under Construction [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of credit facility, maximum borrowing capacity			188,000
Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation			55,018
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year			4,416
Unrecorded Unconditional Purchase Obligation, Due within Two Years			9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years			27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years			$ 13,678
Long-term Purchase Commitment, Amount	$ 61,000